IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Carrying value of deposits from Bank clients	$ 19,684	$ 18,131
Level 2 [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Fair value of deposits from Bank clients	$ 19,731	$ 18,149